Other financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Other Financial Assets

All figures in £ millions	2025	2024

At 1 January	141	143

Exchange differences	(7)	2

Acquisition of investments	5	9

Disposal of investments	–	–

Fair value movements – OCI	(7)	(2)

Fair value movements – income statement	(7)	(11)

At 31 December	125	141